Initial Public Offering (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Initial Public Offering [Abstract]
Schedule of Common Stock Subject to Redemption Reflected on the Condensed Balance Sheets

As of September 30, 2024 and December 31, 2023, the common stock subject to possible redemption reflected on the condensed balance sheets is reconciled in the following table:

Gross proceeds, including over-allotment	$248,693,420
Less:
Proceeds allocated to Public Warrants	(8,264,360)
Class A common stock issuance costs	(13,734,146)
Plus:
Accretion of carrying value to redemption value	27,119,341
Class A common stock subject to possible redemption, December 31, 2022	253,814,255
Less:
Redemption of shares	(96,791,644)
Plus:
Accretion of carrying value to redemption value	8,699,271
Class A common stock subject to possible redemption, December 31, 2023	$165,721,882
Less:
Redemption of shares	(115,489,643)
Plus:
Accretion of carrying value to redemption value	1,764,032
Class A common stock subject to possible redemption, September 30, 2024 (unaudited)	$51,996,271
As of December 31, 2023 and 2022, the common stock subject to redemption reflected on the balance sheets is reconciled in the following table:
Gross proceeds, including over-allotment	$248,693,420
Less:
Proceeds allocated to Public Warrants	(8,264,360)
Class A common stock issuance costs	(13,734,146)
Plus:
Accretion of carrying value to redemption value	27,119,341
Class A common stock subject to possible redemption, December 31, 2022	253,814,255
Less:
Redemption of shares	(96,791,644)
Plus:
Accretion of carrying value to redemption value	8,699,271
Class A common stock subject to possible redemption, December 31, 2023	$165,721,882